Summary of Significant Accounting Policies (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BASIS OF PRESENTATION
Potentially dilutive securities	35,691	1,826,785	648,404